DEBT AND BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Debt and Borrowing Arrangements Disclosure [Abstract]
Components of long-term debt
The Company's long-term debt consisted of the following (in millions, except average rate data):

	December 31, 2015		December 31, 2014
	Amount	Average Rate [1]	Amount	Average Rate[1]
U.S. dollar notes due 2016–2093	$15,899	2.1%	$17,433	1.8%
U.S. dollar debentures due 2017–2098	2,122	3.9	2,157	3.9
U.S. dollar zero coupon notes due 2020[2]	148	8.4	143	8.4
Euro notes due 2017–2027[3]	11,364	0.6	2,468	3.7
Swiss franc notes due 2017–2028[3]	1,291	0.9	—	—
Other, due through 2098[4]	307	4.2	380	4.0
Fair value adjustment[5]	(47)	N/A	34	N/A
Debt issuance costs[6]	(97)	N/A	(55)	N/A
Total[7,8]	$30,987	1.7%	$22,560	2.2%
Less current portion	2,676		3,550
Long-term debt	$28,311		$19,010

[1]
These rates represent the weighted-average effective interest rate on the balances outstanding as of year end, as adjusted for the effects of interest rate swap agreements, cross currency swap agreements and fair value adjustments, if applicable. Refer to Note 5 for a more detailed discussion on interest rate management.

[2]	This amount is shown net of unamortized discounts of $23 million and $28 million as of December 31, 2015 and 2014, respectively.

[3]	This amount includes adjustments recorded due to changes in foreign currency exchange rates.

[4]	As of December 31, 2015, the amount shown includes $156 million of debt instruments that are due through 2031.

[5]	Amount represents changes in fair value due to changes in benchmark interest rates. Refer to Note 5 for additional information about our fair value hedging strategy.

[6]	The Company retrospectively adopted ASU 2015-03. Accordingly, the debt issuance costs have been included herein to reflect the reclassification of the costs from other assets. Refer to Note 1.

[7]
As of December 31, 2015 and 2014, the fair value of our long-term debt, including the current portion, was $31,308 million and $23,411 million, respectively. The fair value of our long-term debt is estimated based on quoted prices for those or similar instruments.

[8]	The above notes and debentures include various restrictions, none of which is presently significant to our Company.

Schedule of Maturities of Long-term Debt	Maturities of long-term debt for the five years succeeding December 31, 2015, are as follows (in millions):

Maturities of Long-Term Debt
2016	$2,676
2017	3,363
2018	3,296
2019	2,287
2020	3,915